THE ADVISORS' INNER CIRCLE FUND

                      LSV VALUE EQUITY FUND [LOGO OMITTED}

                          ANNUAL REPORT TO SHAREHOLDERS
                             AS OF OCTOBER 31, 2000

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index for the fiscal year and since inception (March 31, 1999) as of October 31, 2000 were as follows:

                                    12 Months         Annualized Since
                                 Ended 10/31/00           Inception
                                ----------------      ----------------
  LSV Value Equity Fund               5.9%                  5.8%
  Russell 1000 Value Index            5.5%                  7.4%

During the 19-month period since the Fund was launched, there were two distinct periods in the market that warrant closer inspection.

--------------------------------------------------------------------------------
                                 First 11 Months               Last 8 Months
                             (Growth Stocks Favored)      (Value Stocks Favored)
                                  Inception to               March 1, 2000 to
                               February 29, 2000*            October 31, 2000*
                             -----------------------      ----------------------
  LSV VALUE EQUITY FUND              -12.1%                       +24.4%
  Russell 1000 Value Index            -5.2%                       +18.2%
  S&P 500 Composite Index             +7.4%                        +5.4%
  NASDAQ Composite Index             +90.8%                       -28.3%
--------------------------------------------------------------------------------
 *Not annualized

The dominance of high-priced technology and internet stocks in the first 11 months was not favorable for LSV's deep value portfolio. LSV selects true value stocks that have consistently traded at a deep discount to the S&P 500 Composite Index and the value indexes. The most recent 8 months, which have rewarded more rationally priced stocks, has favored our style of investing. In addition, our emphasis on selecting from the discounted stocks with good cash flow and earnings has contributed to our outperformance of the value benchmark.

The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                            Russell 1000             S&P 500
  Characteristic              Fund          Value Index               Index
  --------------             ------        --------------            ---------
  Price-to-Earnings Ratio     11.1x            19.1x                  27.5x
  Price-to-Book Ratio          2.0x             3.0x                   4.5x

We are encouraged by the market's recent return to rewarding rational valuation measures and will continue to observe strict risk controls to ensure our style consistency. We are confident our cash flow and earnings-based model will continue to select stocks that are poised to outperform as these trends continue.

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV VALUE
                EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

          Total Return(1)
----------------------------------------
                  Annualized
     One Year     Inception
      Return       to Date
----------------------------------------
      5.86%         5.79%
----------------------------------------

[line graph omitted]
plot points as follows:

                                   Russell
                  LSV Value      1000 Value
                 Equity Fund        Index
3/31/99            10,000           10,000
10/31/95           10,329           10,615
10/31/00           10,934           11,201

  (1) These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENT OF NET ASSETS                                    LSV VALUE EQUITY FUND
October 31, 2000
                                                 Market
                                                 Value
LSV VALUE EQUITY FUND               Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (3.9%)
   Alliant Techsystems*               1,800    $    162
   Boeing                            10,000         678
   Litton Industries*                 2,900         151
                                               --------
                                                    991
                                               --------
AIR TRANSPORTATION (1.3%)
   Delta Air Lines                    7,200         340
                                               --------
AUTOMOTIVE (4.6%)
   Delphi Automotive Systems          2,096          33
   Ford Motor*                       14,160         370
   General Motors                     5,800         360
   Navistar International*            7,400         245
   TRW                                2,900         122
   Visteon                            1,060          19
                                               --------
                                                  1,149
                                               --------
BANKS (9.8%)
   Bank of America                   10,000         481
   Dime Bancorp                       2,900          71
   Golden West Financial             10,100         566
   Greenpoint Financial              13,000         387
   Pacific Century Financial         11,700         148
   PNC Financial Services Group       7,700         515
   UnionBanCal                       13,300         279
                                               --------
                                                  2,447
                                               --------
BUILDING & CONSTRUCTION (2.1%)
   Centex                             2,800         104
   Lafarge                            4,400          83
   Pulte                             10,100         336
                                               --------
                                                    523
                                               --------
CHEMICALS (3.2%)
   Dow Chemical                       9,600         294
   Eastman Chemical                   4,300         184
   Sigma-Aldrich                      8,800         315
                                               --------
                                                    793
                                               --------
COAL MINING (0.0%)
   Arch Coal                              3          --
                                               --------
COMPUTERS & SERVICES (4.0%)
   3Com*                              5,600          99
   IBM                                3,500         345
   Iomega*                           14,900          73
   NCR*                              11,300         487
                                               --------
                                                  1,004
                                               --------
CONTAINERS & PACKAGING (0.6%)
   Ball                               4,100         144
                                               --------


                                                 Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES (11.1%)
   DTE Energy                         5,000    $    181
   Edison International              11,000         263
   Energy East                       12,300         248
   FPL Group                          2,500         165
   OGE Energy                         5,500         113
   PG&E                              14,600         393
   PPL                               13,500         556
   Public Service of New Mexico       6,600         182
   Public Service Enterprise Group    9,500         394
   Tektronix                          4,200         299
                                               --------
                                                  2,794
                                               --------
FINANCIAL SERVICES (11.4%)
   Bear Stearns                       8,600         521
   Citigroup                          8,933         470
   Countrywide Credit Industry        8,300         311
   Heller Financial                   4,900         143
   Household International            8,900         448
   JP Morgan                          3,100         513
   Lehman Brothers Holdings           7,000         452
                                               --------
                                                  2,858
                                               --------
FOOD, BEVERAGE & TOBACCO (5.3%)
   IBP                               10,400         214
   Philip Morris                     14,200         520
   Ralcorp Holdings*                 10,700         151
   Suiza Foods*                       3,600         167
   Supervalu                          6,800         105
   Universal                          5,900         165
                                               --------
                                                  1,322
                                               --------
HOUSEHOLD FURNITURE & FIXTURES (0.4%)
   Furniture Brands International*    5,900         100
                                               --------
HOUSEHOLD PRODUCTS (2.1%)
   Maytag                             9,600         275
   Whirlpool                          5,800         252
                                               --------
                                                    527
                                               --------
INDUSTRIAL (1.1%)
   Rockwell International             6,800         267
                                               --------
INSURANCE (8.3%)
   Aetna                              3,200         185
   Allstate                           3,130         126
   Cigna                              4,300         524
   Lincoln National                   3,900         189
   PMI Group                          7,600         561
   St. Paul                           9,700         497
                                               --------
                                                  2,082
                                               --------



    The accompanying notes are an integral part of the financial statements.

                                                           LSV VALUE EQUITY FUND
October 31, 2000
                                       Shares/    Market
                                    Face Amount    Value
LSV VALUE EQUITY FUND (concluded)      (000)       (000)
-------------------------------------------------------------------------------
LEASING & RENTING (1.3%)
   Ryder System                      10,200     $   201
   Xtra*                              2,640         120
                                                -------
                                                    321
                                                -------
LUMBER & WOOD PRODUCTS (1.0%)
   Georgia-Pacific Group              9,500         255
                                                -------
MACHINERY (2.2%)
   Briggs & Stratton                  2,800         100
   Cummins Engine                     3,000         102
   FMC*                               3,700         281
   Tecumseh Products, Cl A            1,800          72
                                                -------
                                                    555
                                                -------
MANUFACTURING (0.1%)
   Tyco International                   325          18
                                                -------
MEDICAL PRODUCTS & SERVICES (1.8%)
   Merck                              5,000         450
                                                -------
OPTICAL SUPPLIES (0.5%)
   Bausch & Lomb                      3,200         123
                                                -------
PETROLEUM & FUEL PRODUCTS (0.9%)
   Occidental Petroleum              11,300         225
                                                -------
PETROLEUM REFINING (8.0%)
   Amerada Hess                       5,600         347
   Ashland                           10,500         344
   Exxon Mobil                        2,700         241
   Phillips Petroleum                 7,400         457
   Tosco                             11,600         332
   Ultramar Diamond Shamrock         10,800         284
                                                -------
                                                  2,005
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.2%)
   Eastman Kodak                      6,500         292
                                                -------
PRINTING & PUBLISHING (1.4%)
   Knight Ridder                      4,500         226
   R.R Donnelley & Sons               5,700         123
                                                -------
                                                    349
                                                -------
RETAIL (3.0%)
   Darden Restaurants                19,900         448
   Sears Roebuck                     10,500         312
                                                -------
                                                    760
                                                -------


                                       Shares/    Market
                                    Face Amount    Value
                                       (000)       (000)
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (8.6%)
   AT&T                               6,400         148
   BellSouth                         10,600         512
   Harris                             9,400         298
   Qwest Communications
     International*                   4,945         240
   SBC Communications                 7,400         427
   Sprint (FON Group)                 3,880          99
   Verizon Communications             7,442         430
                                                -------
                                                  2,154
                                                -------
TOTAL COMMON STOCKS
   (Cost $22,709)                                24,848
                                                -------
REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley Dean Witter
     6.250%, dated 10/31/00,
     matures 11/01/00, repurchase
     price $294,108 (collateralized
     by U.S. Treasury Note, 02/15/01,
     market value $301,425)            $294         294
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $294)                                      294
                                                -------
TOTAL INVESTMENTS (100.4%)
   (Cost $23,003)                                25,142
                                                -------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)          (103)
                                                -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,302,595 outstanding
     shares of beneficial interest               22,650
   Undistributed Net Investment Income              222
   Accumulated Net Realized Gain
     on Investments                                  28
   Net Unrealized Appreciation
     on Investments                               2,139
                                                -------
TOTAL NET ASSETS (100.0%)                       $25,039
                                                =======
   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.87
                                                =======

* NON-INCOME PRODUCING SECURITY
CL--CLASS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                              LSV VALUE EQUITY FUND
For the Year Ended October 31, 2000


                                                                     LSV VALUE
                                                                     EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................    $  411
   Interest Income..................................................        19
--------------------------------------------------------------------------------
     Total Investment Income........................................       430
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................       108
   Investment Advisory Fee Waiver ..................................      (108)
   Reimbursements by Adviser........................................       (23)
   Administrative Fees .............................................        75
   Transfer Agent Fees .............................................        34
   Professional Fees ...............................................        51
   Printing Fees ...................................................        11
   Registration and Filing Fees ....................................        10
   Trustee Fees ....................................................         6
   Custodian Fees ..................................................         6
   Insurance and Other Fees.........................................         7
--------------------------------------------------------------------------------
   Total Expenses, Net .............................................       177
--------------------------------------------------------------------------------
       Net Investment Income .......................................       253
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ..........................        42
   Net Change in Unrealized Appreciation on Investment Securities ..     1,422
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...............     1,464
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............    $1,717
================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)                  LSV VALUE EQUITY FUND
For the Periods Ended October 31,

                                                                                        LSV VALUE EQUITY FUND
                                                                                    ---------------------------
                                                                                     11/01/99        3/31/99(1)
                                                                                    TO 10/31/00     TO 10/31/99
---------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................................       $   253         $    66
   Net Realized Gain (Loss) from Securities Sold ..............................            42             (14)
   Net Change in Unrealized Appreciation on Investment Securities...............        1,422             717
---------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations......................         1,717             769
---------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ......................................................           (97)             --
   Realized Capital Gains.......................................................           --              --
---------------------------------------------------------------------------------------------------------------
     Total Distributions.......................................................           (97)             --
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ................................................        11,901          12,634
   Reinvestment of Cash Distributions .........................................            97              --
   Cost of Shares Redeemed ....................................................        (1,944)            (38)
---------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...........        10,054          12,596
---------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................        11,674          13,365
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        13,365              --
---------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................       $25,039         $13,365
---------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued ..............................................................         1,209           1,298
   Shares Issued in Lieu of Cash Distributions ................................            10              --
   Shares Redeemed ............................................................          (210)             (4)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Shares......................................................         1,009           1,294
===============================================================================================================

(1) LSV Value Equity Fund commenced operations on March 31, 1999.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                       LSV VALUE EQUITY FUND

For a Share Outstanding Throughout Each Period
For the Periods Ended October 31,


                                                                                                               Ratio
                                                                                                 Ratio      of Expenses
         Net               Realized and  Distributions  Net               Net                    of Net      to Average
        Asset               Unrealized       from      Asset             Assets      Ratio     Investment    Net Assets
        Value       Net        Gains         Net       Value              End      of Expenses  Income       (Excluding
      Beginning  Investment     on       Investment     End     Total   of Period  to Average  to Average    Waivers and
      of Period    Income   Securities     Income    of Period  Return    (000)    Net Assets  Net Assets  Reimbursements)
      --------------------------------------------------------------------------------------------------------------------
----------------------
LSV VALUE EQUITY FUND
----------------------
2000     $10.33    $0.10       $0.50      $(0.06)   $10.87       5.86%   $25,039      0.90%       1.29%         1.57%
1999(1)   10.00     0.05        0.28          --     10.33       3.30+    13,365      0.90        0.95          1.97


           Ratio
          of Net
        Investment
      Income (Loss) to
        Average Net
      Assets (Excluding  Portfolio
        Waivers and       Turnover
       Reimbursements)      Rate
     --------------------------------
----------------------
LSV VALUE EQUITY FUND
----------------------
2000      0.62%          31.11%
1999(1)  (0.12)          10.70




(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
 + Total return is for the period indicated and has not been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                              LSV VALUE EQUITY FUND
October 31, 2000

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

       SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

       FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

       SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

       NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

       REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

       EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

       DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

       USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (concluded)   LSV VALUE EQUITY FUND
October 31, 2000

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement  with the  Distributor to act as an agent
in  placing  repurchase  agreements  for  the  Funds.  For  its  services,   the
Distributor received $174 for the year ended October 31, 2000.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the Funds first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 per fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement dated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.90% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2000 are as follows:

                                          LSV VALUE
                                         EQUITY FUND
                                            (000)
                                         -----------
Purchases
  U.S. Government .....................    $    --
  Other ...............................     16,259
Sales
  U.S. Government .....................         --
  Other ...............................      5,987

At October 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2000, is as follows:

                                          LSV VALUE
                                         EQUITY FUND
                                            (000)
                                         -----------
Aggregate gross unrealized
  appreciation ........................   $ 3.968
Aggregate gross unrealized
  depreciation ........................    (1,829)
                                          -------
Net unrealized appreciation ...........   $ 2,139
                                          =======

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of
Trustees of LSV Value Equity Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of LSV Value Equity Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LSV Value Equity Fund of The Advisors' Inner Circle Fund as of October 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.

ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 15, 2000

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year.

                                    LONG TERM
                                   (20% RATE)        ORDINARY
                                  CAPITAL GAIN        INCOME         TAX-EXEMPT         TOTAL       QUALIFYING
     FUND                         DISTRIBUTION     DISTRIBUTIONS      INTEREST      DISTRIBUTIONS  DIVIDENDS(1)
     -----                        ------------     ------------     ------------    ------------   ------------
LSV Value Equity Fund                 0.00%           100.00%           0.00%          100.00%        31.77%



-----------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction. and is reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Mutual Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP

LSV-F-004-02000